5. Equity Method Investment	12 Months Ended
Dec. 31, 2015
Notes
5. Equity Method Investment:

5.       EQUITY METHOD INVESTMENT:

          The Company has one investment accounted for using the equity method of accounting.  On November 1, 2013, the Company invested $10.0 million in Meritage Capital, Centennial Absolute Return Fund, L.P. (the "Fund").  An additional $15.0 was invested in the same fund on April 1, 2014.  The carrying value of this investment was $25.0 million as of December 31, 2015, which represents a 25.85% ownership interest in the Fund.  The carrying value of this investment was $26.1 million as of December 31, 2014, which represented a 25.76% ownership interest in the Fund.  Due to the volatile market conditions the Company recorded a loss of $1.0 million on this investment during 2015.  During 2014, the Company earned $.8 million on this investment.  The loss during 2015 and the earnings during 2014 were recorded in other revenue on the Company's consolidated statement of income.  With at least 60 days notice, the Company has the ability to redeem its investment in the Fund at the end of any calendar quarter.

Condensed financial statement information of the equity method investment is as follows:

	December 31, 2015	December 31, 2014
Company's equity method investment	$ 24,989,505	$ 26,059,579
Partnership assets	$ 97,456,613	$ 104,677,496
Partnership liabilities	$ 148,566	$ 2,667,002
Partnership net (loss) income	$ (3,344,462)	$ 4,560,544